NET LOSS PER SHARE OF COMMON STOCK	21 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
NET LOSS PER SHARE OF COMMON STOCK

NOTE 12. NET LOSS PER SHARE OF COMMON STOCK

Basic and diluted net loss per share is computed by dividing net loss attributable to stockholders by the weighted average number shares of common stock outstanding during the period and shares issuable for vested restricted stock units. Potentially dilutive outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for loss periods presented because including them would have been antidilutive.

A reconciliation of the numerator and denominator used in the calculation of basic and diluted net loss per share attributable to stockholders follows:

	Three Months Ended September 30,
	2024	2023
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(1,378,318)	$(998,010)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	9,430,357	513,172
Weighted average shares issuable for vested restricted stock units and pre-funded warrants	7,514	19,756
	$9,437,871	$532,928

	Nine Months Ended September 30,
	2024	2023
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(5,015,497)	$(3,646,027)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	7,688,398	503,334
Weighted average shares issuable for vested restricted stock units and pre-funded warrants	10,775	12,642
	$7,699,173	$515,975

The following outstanding potentially dilutive securities were excluded from the weighted average calculation of dilutive loss per share attributable to common stockholders because their impact would have been antidilutive for the period presented:

	September 30, 2024	September 30, 2023

Preferred stock (as-converted)	1,514,912	–
Warrants	10,239,459	3,809,619
Restricted stock units	15,734	780,297
Stock options	169,458	2,738,820
	11,939,563	7,328,736